SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Lease
2026 (remaining of year)	$ 17,565
2027	35,130
2028	2,928
Total future lease payments	55,623
Less: imputed interest	(1,728)
Present value of lease liabilities	$ 53,895	$ 73,718